UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: October 31, 2024

Item 1. Reports to Stockholders.

CNIC ICE U.S. Carbon Neutral Power Futures Index ETF Tailored Shareholder Report

semi-annual Shareholder Report October 31, 2024 CNIC ICE U.S. Carbon Neutral Power Futures Index ETF Ticker: AMPD (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the CNIC ICE U.S. Carbon Neutral Power Futures Index ETF (the "Fund") for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at www.cnicfundsetfs.com. You can also request this information by contacting us at (855) 495-1500 or by writing to the CNIC ICE U.S. Carbon Neutral Power Futures Index ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CNIC ICE U.S. Carbon Neutral Power Futures Index ETF	$45	0.95%

Key Fund Statistics

(as of October 31, 2024)

Fund Size (Thousands)	$3,996
Number of Holdings	75
Portfolio Turnover	0%

Security Type - Investments
(% of Total Net Assets)

Cash & Cash Equivalents      100.0%

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Security Type - Other Financial Instruments
(% of Total Net Assets)

Open Futures Contracts Purchased      (15.6%)

What did the Fund invest in?

(as of October 31, 2024)

Top Ten Holdings	(% of net assets)
First American Government Obligations Fund	84.2
Regional Greenhouse Gas Initiative Vintage 2024 Futures Contracts	0.8
CAISO SP15-Day-Ahead Peak Fixed Price Futures Contracts	0.0*
NYISO Zone G Day-Ahead Peak Fixed Price Futures Contracts	0.0*
NYISO Zone G Day-Ahead Peak Fixed Price Futures Contracts	0.0*
ISO New England Massachusetts Hub Day-Ahead Peak Fixed Price Futures Contracts	(0.0)^
CAISO SP15-Day-Ahead Peak Fixed Price Futures Contracts	(0.0)^
ISO New England Massachusetts Hub Day-Ahead Peak Fixed Price Futures Cotracts	(0.0)^
NYISO Zone G Day-Ahead Peak Fixed Price Futures Contracts	(0.0)^
PJM Western Hub Real-Time Peak (1 MW) Fixed Price Futures Contracts	(0.0)^
*	Less than 0.05% of net assets.
^	Less than (0.05%) of net assets.

How has the Fund changed?

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.cnicfundsetfs.com.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

October 31, 2024 (Unaudited)

Tidal Trust II

CNIC ICE U.S. Carbon Neutral Power Futures Index ETF    | AMPD | NYSE Arca, Inc.

CNIC ICE U.S. Carbon Neutral Power Futures Index ETF

Consolidated Schedule of Investments	CNIC ICE U.S. Carbon Neutral Power Futures Index ETF

October 31, 2024 (Unaudited)

SHORT-TERM INVESTMENTS - 84.2%
Money Market Funds - 84.2%	Shares	Value
First American Government Obligations Fund - Class X, 4.78% (a)(b)	3,364,528	$3,364,528
TOTAL SHORT-TERM INVESTMENTS (Cost $3,364,528)		3,364,528

TOTAL INVESTMENTS - 84.2% (Cost $3,364,528)		3,364,528
Other Assets in Excess of Liabilities - 15.8%		631,327
TOTAL NET ASSETS - 100.0%		$3,995,855

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
(b)	A portion of this investment is a holding of the CNIC Cayman Subsidiary.

The accompanying notes are an integral part of these financial statements.

Consolidated Schedule of Futures Contracts	CNIC ICE U.S. Carbon Neutral Power Futures Index ETF

October 31, 2024 (Unaudited)

The CNIC ICE U.S. Carbon Neutral Power Futures Index ETF and CFC had the following futures contracts outstanding with StoneX Financial, Inc.

				Value /
				Unrealized
	Contracts	Expiration		Appreciation
Description(a)	Purchased	Date	Notional Value	(Depreciation)
CAISO SP-15 Day-Ahead Peak Fixed Price Futures	1	12/31/2024	$22,300	$(15,913)
CAISO SP-15 Day-Ahead Peak Fixed Price Futures	1	01/31/2025	22,464	(13,221)
CAISO SP-15 Day-Ahead Peak Fixed Price Futures	1	02/28/2025	16,051	(9,556)
CAISO SP-15 Day-Ahead Peak Fixed Price Futures	1	03/31/2025	6,885	(10,039)
CAISO SP-15 Day-Ahead Peak Fixed Price Futures	1	04/30/2025	4,514	(5,483)
CAISO SP-15 Day-Ahead Peak Fixed Price Futures	1	05/30/2025	3,786	(4,028)
CAISO SP-15 Day-Ahead Peak Fixed Price Futures	1	06/30/2025	10,800	(2,913)
CAISO SP-15 Day-Ahead Peak Fixed Price Futures	1	07/31/2025	22,381	(5,300)
CAISO SP-15 Day-Ahead Peak Fixed Price Futures	1	08/29/2025	28,392	(4,068)
CAISO SP-15 Day-Ahead Peak Fixed Price Futures	1	09/30/2025	20,200	(5,012)
CAISO SP-15 Day-Ahead Peak Fixed Price Futures	1	10/31/2025	15,738	1,469
CAISO SP-15 Day-Ahead Peak Fixed Price Futures	1	11/26/2025	17,484	(289)
California Carbon Allowance Vintage 2023 Future	23	12/24/2024	871,010	(80,339)
ERCOT North 345KV Real-Time Peak Fixed Price Future	3	09/30/2025	52,870	(13,191)
ERCOT North 345KV Real-Time Peak Fixed Price Future	3	10/31/2025	42,394	(1,252)
ERCOT North 345KV Real-Time Peak Fixed Price Future	3	11/26/2025	32,558	(4,870)
ERCOT North 345KV Real-Time Peak Fixed Price Future	3	12/31/2024	35,159	(11,751)
ERCOT North 345KV Real-Time Peak Fixed Price Future	3	01/31/2025	55,577	(29,468)
ERCOT North 345KV Real-Time Peak Fixed Price Future	3	02/28/2025	56,035	(30,882)
ERCOT North 345KV Real-Time Peak Fixed Price Future	3	03/31/2025	35,189	(4,160)
ERCOT North 345KV Real-Time Peak Fixed Price Future	3	04/30/2025	37,404	(650)
ERCOT North 345KV Real-Time Peak Fixed Price Future	3	05/30/2025	40,874	(1,247)
ERCOT North 345KV Real-Time Peak Fixed Price Future	3	06/30/2025	48,384	(18,686)
ERCOT North 345KV Real-Time Peak Fixed Price Future	3	07/31/2025	79,665	(37,589)
ERCOT North 345KV Real-Time Peak Fixed Price Future	3	08/29/2025	111,444	(23,160)
ISO New England Massachusetts Hub Day-Ahead Peak Fixed Price Future	1	12/31/2024	22,277	(15,871)
ISO New England Massachusetts Hub Day-Ahead Peak Fixed Price Future	1	01/31/2025	34,408	(12,949)
ISO New England Massachusetts Hub Day-Ahead Peak Fixed Price Future	1	04/30/2025	15,347	(1,825)
ISO New England Massachusetts Hub Day-Ahead Peak Fixed Price Future	1	02/28/2025	26,752	(10,701)
ISO New England Massachusetts Hub Day-Ahead Peak Fixed Price Future	1	03/31/2025	17,690	(3,524)
ISO New England Massachusetts Hub Day-Ahead Peak Fixed Price Future	1	05/30/2025	13,138	(533)
ISO New England Massachusetts Hub Day-Ahead Peak Fixed Price Future	1	06/30/2025	16,111	206
ISO New England Massachusetts Hub Day-Ahead Peak Fixed Price Future	1	07/31/2025	24,376	(3,726)
ISO New England Massachusetts Hub Day-Ahead Peak Fixed Price Future	1	08/29/2025	18,967	(2,667)
ISO New England Massachusetts Hub Day-Ahead Peak Fixed Price Future	1	09/30/2025	15,221	(1,088)
ISO New England Massachusetts Hub Day-Ahead Peak Fixed Price Future	1	10/31/2025	15,364	(1,025)
ISO New England Massachusetts Hub Day-Ahead Peak Fixed Price Future	1	11/26/2025	17,176	(1,015)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	5	12/31/2024	70,308	(18,795)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	5	01/31/2025	90,904	(10,359)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	5	02/28/2025	76,320	(19,743)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	5	03/31/2025	66,360	(7,959)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	5	04/30/2025	75,592	(4,551)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	5	05/30/2025	78,540	(2,499)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	5	06/30/2025	82,152	(1,911)

The accompanying notes are an integral part of these financial statements.

Consolidated Schedule of Open Futures Contracts	CNIC ICE U.S. Carbon Neutral Power Futures Index ETF

October 31, 2024 (Unaudited)

MISO Indiana Hub Real-Time Peak Fixed Price Futures	4	07/31/2025	93,139	(18,157)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	5	08/29/2025	97,356	(19,046)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	5	09/30/2025	83,076	(6,009)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	5	10/31/2025	84,364	(4,019)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	5	11/26/2025	70,072	(1,049)
NYISO Zone G Day-Ahead Peak Fixed Price Futures	1	09/30/2025	15,456	(1,037)
NYISO Zone G Day-Ahead Peak Fixed Price Futures	1	10/31/2025	14,794	(859)
NYISO Zone G Day-Ahead Peak Fixed Price Futures	1	12/31/2024	17,539	(8,681)
NYISO Zone G Day-Ahead Peak Fixed Price Futures	1	01/31/2025	27,843	(6,049)
NYISO Zone G Day-Ahead Peak Fixed Price Futures	1	02/28/2025	22,736	(6,717)
NYISO Zone G Day-Ahead Peak Fixed Price Futures	1	03/31/2025	15,523	(1,743)
NYISO Zone G Day-Ahead Peak Fixed Price Futures	1	04/30/2025	14,150	709
NYISO Zone G Day-Ahead Peak Fixed Price Futures	1	05/30/2025	13,390	(953)
NYISO Zone G Day-Ahead Peak Fixed Price Futures	1	06/30/2025	15,658	861
NYISO Zone G Day-Ahead Peak Fixed Price Futures	1	07/31/2025	23,707	(4,624)
NYISO Zone G Day-Ahead Peak Fixed Price Futures	1	08/29/2025	16,632	(3,574)
PJM Western Hub Real-Time Peak (1 MW) Fixed Price Future	6	12/31/2024	92,837	(25,169)
PJM Western Hub Real-Time Peak (1 MW) Fixed Price Future	6	01/31/2025	123,974	(8,624)
PJM Western Hub Real-Time Peak (1 MW) Fixed Price Future	6	02/28/2025	103,776	(22,534)
PJM Western Hub Real-Time Peak (1 MW) Fixed Price Future	6	03/31/2025	86,486	(3,497)
PJM Western Hub Real-Time Peak (1 MW) Fixed Price Future	6	04/30/2025	89,760	(2,182)
PJM Western Hub Real-Time Peak (1 MW) Fixed Price Future	6	05/30/2025	93,744	(3,296)
PJM Western Hub Real-Time Peak (1 MW) Fixed Price Future	6	06/30/2025	98,280	(574)
PJM Western Hub Real-Time Peak (1 MW) Fixed Price Future	5	07/31/2025	119,240	(22,939)
PJM Western Hub Real-Time Peak (1 MW) Fixed Price Future	5	08/29/2025	100,632	(17,030)
PJM Western Hub Real-Time Peak (1 MW) Fixed Price Future	6	09/30/2025	99,893	(8,037)
PJM Western Hub Real-Time Peak (1 MW) Fixed Price Future	6	10/31/2025	105,211	(5,259)
PJM Western Hub Real-Time Peak (1 MW) Fixed Price Future	6	11/26/2025	87,096	(1,533)
Regional Greenhouse Gas Initiative Vintage 2024 Future	6	12/24/2024	125,940	31,434
Total Unrealized Appreciation (Depreciation)				$(622,864)

(a)	All of the investments are a holding of the CNIC Cayman Subsidiary.

The accompanying notes are an integral part of these financial statements.

Consolidated Statement of Assets and Liabilities	CNIC ICE U.S. Carbon Neutral Power Futures Index ETF

October 31, 2024 (Unaudited)

ASSETS:
Investments, at value (Note 2)	$3,364,528
Deposit at broker for other investments	1,243,083
Variation margin on futures contracts	34,679
Interest receivable	14,427
Total assets	4,656,717

LIABILITIES:
Variation margin on futures contracts	657,543
Payable to adviser (Note 4)	3,319
Total liabilities	660,862
NET ASSETS	$3,995,855

NET ASSETS CONSISTS OF:
Paid-in capital	$4,456,686
Total accumulated losses	(460,831)
Total net assets	$3,995,855

Net assets	$3,995,855
Shares issued and outstanding(a)	200,000
Net asset value per share	$19.98

COST:
Investments, at cost	$3,364,528

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Consolidated Statement of Operations	CNIC ICE U.S. Carbon Neutral Power Futures Index ETF

For the Period Ended October 31, 2024 (Unaudited)

INVESTMENT INCOME:
Interest income	$92,195
Total investment income	92,195

EXPENSES:
Investment advisory fee (Note 4)	20,981
Total expenses	20,981
NET INVESTMENT INCOME	71,214

REALIZED AND UNREALIZED LOSS
Net realized loss from:
Futures contracts	(12,439)
Net realized loss	(12,439)
Net change in unrealized depreciation on:
Future contracts	(569,602)
Net change in unrealized depreciation	(569,602)
Net realized and unrealized loss	(582,041)
NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(510,827)

The accompanying notes are an integral part of these financial statements.

Consolidated Statements of Changes in Net Assets	CNIC ICE U.S. Carbon Neutral Power Futures Index ETF

	Period ended
	October 31,
	2024	Period ended
	(Unaudited)	April 30, 2024(a)
OPERATIONS:
Net investment income	$71,214	$141,662
Net realized loss	(12,439)	(294,505)
Net change in unrealized depreciation	(569,602)	(53,262)
Net decrease in net assets from operations	(510,827)	(206,105)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	–	(81,249)
Total distributions to shareholders	–	(81,249)

CAPITAL TRANSACTIONS:
Subscriptions	–	4,792,890
ETF transaction fees (Note 7)	–	1,146
Net increase in net assets from capital transactions	–	4,794,036

NET INCREASE (DECREASE) IN NET ASSETS	(510,827)	4,506,682

NET ASSETS:
Beginning of the period	4,506,682	–
End of the period	$3,995,855	$4,506,682

SHARES TRANSACTIONS
Subscriptions	–	200,000
Total increase in shares outstanding	–	200,000

(a)	Inception date of the Fund was May 18, 2023.

The accompanying notes are an integral part of these financial statements.

Consolidated Financial Highlights	CNIC ICE U.S. Carbon Neutral Power Futures Index ETF

For a share outstanding throughout the periods presented

	Period ended
	October 31,	Period
	2024	ended April
	(Unaudited)	30, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$22.53	$25.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.36	0.73
Net realized and unrealized loss on investments(c)	(2.91)	(2.80)
Total from investment operations	(2.55)	(2.07)

LESS DISTRIBUTIONS FROM:
Net investment income	–	(0.41)
Total distributions	–	(0.41)

ETF transaction fees per share	–	0.01
Net asset value, end of period	$19.98	$22.53

TOTAL RETURN(d)	-11.33%	-8.22%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,996	$4,507
Ratio of expenses to average net assets(e)	0.95%	0.95%
Ratio of net investment income to average net assets(e)	3.22%	3.25%
Portfolio turnover rate(d)(f)	0%	0%

(a)	Inception date of the Fund was May 18, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Consolidated Statement of Operations due to share transactions for the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Notes to Consolidated Financial Statements	CNIC ICE U.S. Carbon Neutral Power Futures Index ETF

October 31, 2024 (Unaudited)

NOTE 1 – ORGANIZATION

The CNIC ICE U.S. Carbon Neutral Power Futures Index ETF (the “Fund”) is a non-diversified series of Tidal Trust II (the “Trust”). The Trust was organized as a Delaware statutory trust on January 13, 2022. The Trust is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”. The Fund commenced operations on May 18, 2023.

The investment objective of the Fund is to track the performance, before fees and expenses, of the ICE U.S. Carbon Neutral Power Index (the “Index”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. Equity securities that are listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Fund is open for business.

Futures contracts are priced by an approved independent pricing service. Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Notes to Consolidated Financial Statements	CNIC ICE U.S. Carbon Neutral Power Futures Index ETF

October 31, 2024 (Unaudited)

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2024:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Money Market Funds	$3,364,528	$–	$–	$3,364,528
Total Assets	$3,364,528	$–	$–	$3,364,528

Other Financial Instruments(a):
Assets
Futures Contracts	34,679	–	–	34,679
Total Assets	$34,679	$–	$–	$34,679

Liabilities:
Futures Contracts	(657,543)	–	–	(657,543)
Total Liabilities	$(657,543)	$–	$–	$(657,543)

(a)	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are presented at the unrealized appreciation/depreciation on the investment.

B.	Derivative Investments. The Fund has provided additional disclosures below regarding derivatives and hedging activity intending to improve financial reporting by enabling investors to understand how and why the Fund uses futures contracts (a type of derivative), how they are accounted for and how they affect an entity’s results of operations and financial position. The Fund may use derivatives for risk management purposes or as part of their investment strategies. Derivatives are financial contracts whose values depend on, or are derived from, the value of an underlying asset, reference rate or index. The Fund may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its portfolio, to replace more traditional direct investments and to obtain exposure to otherwise inaccessible markets.

The average notional amount for futures contracts is based on the monthly notional amounts. The notional amount for futures contracts represents the U.S. dollar value of the contract as of the day of opening the transaction or latest contract reset date. The Fund’s average monthly notional value of futures contracts outstanding during the six-months ended October 31, 2024, was $4,716,460 The following tables show the effects of derivative instruments on the consolidated financial statements.

Notes to Consolidated Financial Statements	CNIC ICE U.S. Carbon Neutral Power Futures Index ETF

October 31, 2024 (Unaudited)

Consolidated Statement of Assets and Liabilities

Fair value of derivative instruments as of October 31, 2024:

	Asset Derivatives		Liability Derivatives
	Balance Sheet		Balance Sheet
Derivative Instruments	Location	Fair Value	Location	Fair Value
Futures Contracts – Commodities Risk	Variation margin on futures contracts	$ 34,679	Variation margin on futures contracts	$ 657,543

Consolidated Statement of Operations

The effect of derivative instruments on the Consolidated Statement of Operations for the six-months ended October 31, 2024:

	Location of Gain (Loss) on		Net change in unrealized
	Derivatives Recognized in	Net realized loss from	depreciation on Futures
Derivative Instruments	Income	Futures contracts	contracts
Futures Contracts – Commodities Risk	Realized and Unrealized Loss	$(12,439)	$(569,602)

C.	Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a registered investment company, the Fund is subject to a 4% excise tax that is imposed if the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the fund’s fiscal year). The Fund generally intends to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Fund may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management, in consultation with the Board of Trustees, evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Fund and are available to supplement future distributions. Tax expense is disclosed in the Consolidated Statement of Operations, if applicable.

As of October 31, 2024, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Consolidated Statement of Operations. The Subsidiary (defined in Note 2.G.) is an exempted Cayman investment company and as such is not subject to Cayman Island taxes at the present time. For U.S. income tax purposes, the Subsidiary is a controlled foreign corporation not subject to U.S. income taxes. As a wholly-owned controlled foreign corporation, the Subsidiary’s net income and capital gains, if any, will be included each year in the Fund’s investment company taxable income.

Notes to Consolidated Financial Statements	CNIC ICE U.S. Carbon Neutral Power Futures Index ETF

October 31, 2024 (Unaudited)

D.	Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

E.	Futures Contracts. Generally, a futures contract is a standard binding agreement to buy or sell a specified quantity of an underlying reference instrument, such as a specific security, currency or commodity, at a specified price at a specified later date. A “sale” of a futures contract means the acquisition of a contractual obligation to deliver the underlying reference instrument called for by the contract at a specified price on a specified date. A “purchase” of a futures contract means the acquisition of a contractual obligation to acquire the underlying reference instrument called for by the contract at a specified price on a specified date. The purchase or sale of a futures contract will allow the Fund to increase or decrease its exposure to the underlying reference instrument without having to buy the actual instrument.

The underlying reference instruments to which futures contracts may relate include non-U.S. currencies, interest rates, stock and bond indices, and debt securities, including U.S. government debt obligations. In certain types of futures contracts, the underlying reference instrument may be a swap agreement. In most cases the contractual obligation under a futures contract may be offset, or “closed out,” before the settlement date so that the parties do not have to make or take delivery. The closing out of a contractual obligation is usually accomplished by buying or selling, as the case may be, an identical, offsetting futures contract.

This transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the underlying instrument or asset. Although some futures contracts by their terms require the actual delivery or acquisition of the underlying instrument or asset, some require cash settlement.

Futures contracts may be bought and sold on U.S. and non-U.S. exchanges. Futures contracts in the U.S. have been designed by exchanges that have been designated “contract markets” by the CFTC and must be executed through a futures commission merchant (“FCM”), which is a brokerage firm that is a member of the relevant contract market. Each exchange guarantees performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Futures contracts may also be entered into on certain exempt markets, including exempt boards of trade and electronic trading facilities, available to certain market participants. Because all transactions in the futures market are made, offset or fulfilled by an FCM through a clearinghouse associated with the exchange on which the contracts are traded, the Fund will incur brokerage fees when they buy or sell futures contracts.

To the extent the Fund invests in futures contracts, the Fund will generally buy and sell futures contracts only on contract markets (including exchanges or boards of trade) where there appears to be an active market for the futures contracts, but there is no assurance that an active market will exist for any particular contract or at any particular time. An active market makes it more likely that futures contracts will be liquid and bought and sold at competitive market prices. In addition, many of the futures contracts available may be relatively new instruments without a significant trading history. As a result, there can be no assurance that an active market will develop or continue to exist.

When the Fund enters into a futures contract, it must deliver to an account controlled by the FCM (that has been selected by the Fund), an amount referred to as “initial margin” that is typically calculated as an amount equal to the volatility in market value of a contract over a fixed period. Initial margin requirements are determined by the respective exchanges on which the futures contracts are traded and the FCM. Thereafter, a “variation margin” amount may be required to be paid by the Fund or received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to market value of the futures contract. The account is marked-to market daily and the variation margin is monitored the Adviser and Custodian on a daily basis. When the futures contract is closed out, if the Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If the Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If the Fund has a gain, the full margin amount and the amount of the gain is paid to the Fund.

Notes to Consolidated Financial Statements	CNIC ICE U.S. Carbon Neutral Power Futures Index ETF

October 31, 2024 (Unaudited)

Some futures contracts provide for the delivery of securities that are different than those that are specified in the contract. For a futures contract for delivery of debt securities, on the settlement date of the contract, adjustments to the contract can be made to recognize differences in value arising from the delivery of debt securities with a different interest rate from that of the particular debt securities that were specified in the contract. In some cases, securities called for by a futures contract may not have been issued when the contract was written. The Fund had futures contracts activity during the six-months ended October 31, 2024. Realized and unrealized gains and losses are included in the Consolidated Statement of Operations. The futures contracts held by the Fund are exchange-traded with StoneX Financial, Inc. acting as the futures commission merchant.

F.	Basis for Consolidation for the Fund. The Fund may invest up to 25% of its total assets in the CNIC Cayman Subsidiary (the “Subsidiary”).The Subsidiary will generally invest in futures contracts that do not generate “qualifying income” under the source of income test required to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).Unlike the Fund, the Subsidiary may invest without limitation in futures contracts; however, the Subsidiary will comply with the same 1940 Act, requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. The financial information of the Subsidiary has been consolidated into the Fund’s consolidated financial statements. The Fund had $620,429 or 15.5% of its total assets invested in the Subsidiary as of October 31, 2024.

G.	Derivatives Transactions. Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Fund has implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

H.	Deposits at Broker for Futures. Deposits at broker for futures represents amounts that are held by StoneX Financial, Inc. Such cash is excluded from cash and equivalents in the Consolidated Statement of Assets and Liabilities. Cash and cash equivalents are subject to credit risk to the extent those balances exceed applicable Securities Investor Protection Corporations (“SIPC”) or Federal Deposit Insurance Corporation (“FDIC”) limitations.

I.	Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Fund are declared and paid at least annually. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

J.	Use of Estimates. The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

K.	Share Valuation. NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

Notes to Consolidated Financial Statements	CNIC ICE U.S. Carbon Neutral Power Futures Index ETF

October 31, 2024 (Unaudited)

L.	Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M.	Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

Concentration Risk. The Fund’s investments will be concentrated in an industry or group of industries to the extent the Index is so concentrated. In such an event, the value of the Fund’s Shares may rise and fall more than the value of shares that are invested in securities or financial instruments of companies that encompass a broader range of industries. The Index, and therefore the Fund, will normally be concentrated in the energy industry. See “Energy Sector Risk” below.

Energy Sector Risk. The energy sector is a major emitter of greenhouse gases, its activities may significantly impact the supply and demand of emissions allowances. For instance, further advances in renewable energy technology, improved efficiency of energy usage and/or unusually warm weather patterns may result in an increase in supply and/or decrease in demand for such allowances which in turn could possibly have a negative impact on the NAV of the Fund. Additionally, investments in or exposure to the energy sector may be volatile and change quickly and unpredictably in value due to a number of factors, including legislative or regulatory changes, increased market competition or other events that the Fund cannot control.

“Cap and Trade” Risk. The ICE California Carbon Allowance Futures Contracts and ICE Regional Greenhouse Gas Initiative Futures Contracts work on the “cap and trade” principle, whereby a cap is set on the total amount of greenhouse gases that can be emitted by the installations (or companies) covered by the system. If the caps that are set for the companies that have trade emissions allowances are reduced below market expectations, this could have an impact on the prices of emissions allowance contracts which might impact the NAV of the Fund. If there is a significant change in the global regulatory scheme with regard to climate change and greenhouse gas emissions could have a significant impact on the value of carbon allowance contracts and could possibly negatively impact the NAV of the Fund.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Fund. The Fund is subject to principal risks which may adversely affect the Fund’s NAV, trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. The Adviser also serves as adviser to the Subsidiary pursuant to an advisory agreement between the Adviser and the Subsidiary (the “Subsidiary Advisory Agreement”).The Adviser does not receive any compensation for services rendered by the Adviser as investment adviser to the Subsidiary and is not entitled to any compensation under the Subsidiary Advisory Agreement.

Notes to Consolidated Financial Statements	CNIC ICE U.S. Carbon Neutral Power Futures Index ETF

October 31, 2024 (Unaudited)

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of the Fund at the annualized rate of 0.95%. Out of the Investment Advisory Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”). The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the six-months ended October 31, 2024 are disclosed in the Consolidated Statement of Operations.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Fund. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the six-months ended October 31, 2024, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, written options, U.S. government securities, and in-kind transactions, and the purchases and sales of the Subsidiary, were $0.

For the six-months ended October 31, 2024, there were no purchases or sales of long-term U.S. government securities.

For the six-months ended October 31, 2024, there were no in-kind transactions associated with creations and redemptions for the Fund.

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six-months ended October 31, 2024 (estimated) and the most recent fiscal period ended April 30, 2024 were as follows:

Distributions paid from:	October 31, 2024	April 30, 2024

Ordinary income	$–	$81,249

Notes to Consolidated Financial Statements	CNIC ICE U.S. Carbon Neutral Power Futures Index ETF

October 31, 2024 (Unaudited)

As of the most recent fiscal period ended April 30, 2024, the components of distributable earnings on a tax basis were as follows:

April 30, 2024
Investments, at cost(a)	$3,542,743
Gross tax unrealized appreciation	—
Gross tax unrealized depreciation	—
Net tax unrealized appreciation (depreciation)	—
Undistributed ordinary income (loss)	50,018
Undistributed long-term capital gain (loss)	—
Total distributable earnings	50,018
Other accumulated gain (loss)	(22)
Total distributable earnings	$49,996

(a)	The difference between book and tax-basis unrealized appreciation was attributable primarily to mark-to-market treatment of futures held in the Subsidiary.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late year losses), and within the taxable year, may be elected to be deferred to the first business day of the Fund’s next taxable year. As of the most recent fiscal period ended April 30, 2024, the Fund had not elected to defer any late year losses or post-October losses and had short-term capital loss carryovers of $22, which do not expire.

NOTE 7 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Consolidated Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 8 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rates, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, and significant conflict between Israel and Hamas in the Middle East. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. The Middle East conflict has led to significant loss of life, damaged infrastructure and escalated tensions both in the region and globally. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

Notes to Consolidated Financial Statements	CNIC ICE U.S. Carbon Neutral Power Futures Index ETF

October 31, 2024 (Unaudited)

NOTE 9 – SUBSEQUENT EVENTS

In preparing these consolidated financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the consolidated financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Fund’s consolidated financial statements.

16

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust II

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	January 10, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	January 10, 2025

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	January 10, 2025

* Print the name and title of each signing officer under his or her signature.